UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21409
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Pioneer Municipal High Income Advantage Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2010 to June 30, 2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Advantage Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 19, 2011
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=================== PIONEER MUNI HIGH INCOME ADVANTAGE TRUST ===================

CONNECTOR 2000 ASSN INC S C TOLL RD REV

Ticker:                      Security ID:  20786LAB7
Meeting Date: MAR 04, 2011   Meeting Type: Written Consent
Record Date:  JAN 05, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan, As Further          For       For          Management
      Described In The Consentsolicitation
      Package

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DELTA AIR LINES, INC.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 30, 2011   Meeting Type: Annual
Record Date:  MAY 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Richard H. Anderson      For       For          Management
2     Elect Director Edward H. Bastian        For       For          Management
3     Elect Director Roy J. Bostock           For       For          Management
4     Elect Director John S. Brinzo           For       For          Management
5     Elect Director Daniel A. Carp           For       For          Management
6     Elect Director John M. Engler           For       For          Management
7     Elect Director Mickey P. Foret          For       For          Management
8     Elect Director David R. Goode           For       For          Management
9     Elect Director Paula Rosput Reynolds    For       For          Management
10    Elect Director Kenneth C. Rogers        For       For          Management
11    Elect Director Kenneth B. Woodrow       For       For          Management
12    Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
13    Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
14    Ratify Auditors                         For       For          Management
15    Provide for Cumulative Voting           Against   For          Shareholder

========== END NPX REPORT